AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 97.3%
Communication Services - 2.7%
Gray Television, Inc.	249,006	$2,171,332
IMAX Corp. (Canada)*	150,915	2,894,550
Ziff Davis, Inc.*	24,200	1,888,810

Total Communication Services		6,954,692
Consumer Discretionary - 11.0%
Academy Sports & Outdoors, Inc.	65,465	4,271,591
Boot Barn Holdings, Inc.*	66,602	5,104,377
First Watch Restaurant Group, Inc.*	257,171	4,130,166
Group 1 Automotive, Inc.	31,314	7,090,116
Helen of Troy, Ltd.*	24,300	2,312,631
Leslie's, Inc.*	205,955	2,267,565
Topgolf Callaway Brands Corp.*	149,454	3,231,196

Total Consumer Discretionary		28,407,642
Consumer Staples - 2.8%
Central Garden & Pet Co.*	111,460	4,576,548
Hostess Brands, Inc.*	108,600	2,701,968

Total Consumer Staples		7,278,516
Energy - 5.1%
Earthstone Energy, Inc., Class A*	247,853	3,224,567
Magnolia Oil & Gas Corp., Class A	147,035	3,217,126
Matador Resources Co.	63,411	3,021,534
ProPetro Holding Corp.*	246,104	1,769,488
Solaris Oilfield Infrastructure, Inc., Class A	211,585	1,806,936

Total Energy		13,039,651
Financials - 24.1%
Ameris Bancorp	85,989	3,145,478
Atlantic Union Bankshares Corp.[1]	127,949	4,484,612
Cathay General Bancorp	82,502	2,847,969
City Holding Co.[1]	36,579	3,324,300
Community Bank System, Inc.	59,680	3,132,603
Enterprise Financial Services Corp.	54,590	2,434,168
Federal Agricultural Mortgage Corp., Class C	33,735	4,493,165
First Financial Bancorp	133,944	2,915,961
First Interstate BancSystem, Inc., Class A	125,735	3,754,447
International Bancshares Corp.	82,293	3,523,786
OceanFirst Financial Corp.	135,098	2,496,611
Pacific Premier Bancorp, Inc.	96,914	2,327,874
Piper Sandler Cos.	33,592	4,656,187
PJT Partners, Inc., Class A	35,801	2,584,474
Selective Insurance Group, Inc.[1]	64,115	6,112,083
Stifel Financial Corp.	60,915	3,599,467
	Shares	Value

Walker & Dunlop, Inc.	53,450	$4,071,287
WesBanco, Inc.	67,683	2,077,868

Total Financials		61,982,340
Health Care - 11.9%
Arcutis Biotherapeutics, Inc.*	227,137	2,498,507
BioCryst Pharmaceuticals, Inc.*	266,340	2,221,276
Integer Holdings Corp.*	50,709	3,929,947
Ligand Pharmaceuticals, Inc.*	35,205	2,589,680
NeoGenomics, Inc.*	226,828	3,949,075
OmniAb, Inc.*,1	135,707	499,402
OmniAb, Inc.*,2,3	10,502	0
OmniAb, Inc.*,2,3	10,502	0
Orthofix Medical, Inc.*	159,750	2,675,813
Supernus Pharmaceuticals, Inc.*	113,346	4,106,526
Tenet Healthcare Corp.*	96,893	5,757,382
Ultragenyx Pharmaceutical, Inc.*	57,334	2,299,093

Total Health Care		30,526,701
Industrials - 16.1%
Atkore, Inc.*	29,826	4,189,957
CBIZ, Inc.*	97,814	4,840,815
Columbus McKinnon Corp.	100,572	3,737,256
Comfort Systems USA, Inc.	30,573	4,462,435
Herc Holdings, Inc.	21,050	2,397,595
Hillenbrand, Inc.	66,191	3,146,058
ICF International, Inc.	44,413	4,872,106
Primoris Services Corp.	121,140	2,987,313
RBC Bearings, Inc.*,1	14,395	3,350,148
Terex Corp.	83,890	4,058,598
UFP Industries, Inc.	40,777	3,240,548

Total Industrials		41,282,829
Information Technology - 4.7%
American Software, Inc., Class A	210,558	2,655,136
Power Integrations, Inc.	45,605	3,860,007
Silicon Laboratories, Inc.*	17,897	3,133,586
Viavi Solutions, Inc.*	217,360	2,354,009

Total Information Technology		12,002,738
Materials - 5.2%
Minerals Technologies, Inc.	42,511	2,568,515
Orion Engineered Carbons, S.A.	205,191	5,353,433
Schnitzer Steel Industries, Inc., Class A	66,460	2,066,906
Worthington Industries, Inc.	53,428	3,454,120

Total Materials		13,442,974

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 10.0%
Agree Realty Corp., REIT	48,630	$3,336,504
Four Corners Property Trust, Inc., REIT	148,773	3,996,043
Getty Realty Corp., REIT [1]	122,767	4,423,295
Independence Realty Trust, Inc., REIT [1]	318,427	5,104,385
LXP Industrial Trust, REIT	170,904	1,762,020
STAG Industrial, Inc., REIT	93,240	3,153,377
Summit Hotel Properties, Inc., REIT	220,415	1,542,905
Xenia Hotels & Resorts, Inc., REIT	186,236	2,437,829

Total Real Estate		25,756,358
Utilities - 3.7%
IDACORP, Inc.	36,841	3,990,985
NorthWestern Corp.	52,203	3,020,466
Southwest Gas Holdings, Inc.	40,114	2,505,119

Total Utilities		9,516,570

Total Common Stocks (Cost $220,424,971)		250,191,011

Principal Amount
Short-Term Investments - 4.0%
Joint Repurchase Agreements - 1.8%[4]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,110,559 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $1,132,315)	$1,110,113	1,110,113
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $1,109,966 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $1,131,711)	$1,109,521	$1,109,521
Jefferies LLC, dated 03/31/23, due 04/03/23, 4.910% total to be received $1,110,567 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.750%, 04/14/23 - 03/21/28, totaling $1,132,322)	1,110,113	1,110,113
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,110,559 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $1,132,315)	1,110,113	1,110,113

Total Joint Repurchase Agreements		4,439,860
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $5,706,210 (collateralized by a U.S. Treasury, 1.750%, 07/31/24, totaling $5,818,119)	5,704,000	5,704,000

Total Short-Term Investments (Cost $10,143,860)		10,143,860
Total Investments - 101.3% (Cost $230,568,831)		260,334,871
Other Assets, less Liabilities - (1.3)%		(3,300,419)
Net Assets - 100.0%		$257,034,452

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,449,556 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc. ("OmniAb") on November 2, 2022. Ligand shareholders received OmniAb common stock and two new holdings of OmniAb earn-out shares. The market value of OmniAb common stock and earn-out shares were $327,055 and $0, respectively on the date of the spin-off, which equates to $2.41 and $0 per share, respectively. At March 31, 2023, the cost of OmniAb, Inc. common shares was $576,806 and market value was $488,545 which equates to less than 1% of net assets. For each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0 which has no impact on total net assets. The total value of restricted securities held is $0, which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$61,982,340	—	—	$61,982,340
Industrials	41,282,829	—	—	41,282,829
Health Care	30,526,701	—	$0	30,526,701
Consumer Discretionary	28,407,642	—	—	28,407,642
Real Estate	25,756,358	—	—	25,756,358
Materials	13,442,974	—	—	13,442,974
Energy	13,039,651	—	—	13,039,651
Information Technology	12,002,738	—	—	12,002,738
Utilities	9,516,570	—	—	9,516,570
Consumer Staples	7,278,516	—	—	7,278,516
Communication Services	6,954,692	—	—	6,954,692
Short-Term Investments
Joint Repurchase Agreements	—	$4,439,860	—	4,439,860
Repurchase Agreements	—	5,704,000	—	5,704,000
Total Investments in Securities	$250,191,011	$10,143,860	$0	$260,334,871

The Level 3 common stocks were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended March 31, 2023, the change in unrealized depreciation was $0.
For the period ended March 31, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,449,556	$4,439,860	$7,178,200	$11,618,060
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	07/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.